16. SUBSEQUENT EVENT (Details)	12 Months Ended
Jan. 31, 2024
Details
Subsequent Event, Description	Company granted 700,000 options with an exercise price of $1.00 for a 1 year period and 168,000 options with an exercise price of $1.00 for a 2 year period.